ING Life Insurance and Annuity Company
and its Variable Annuity Account C

University of Texas System Retirement Programs

Supplement dated June 14, 2010 to the Contract Prospectus and Contract Prospectus
Summary each dated April 30, 2010, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current variable annuity Contract Prospectus and Contract Prospectus Summary for future reference.

1.	Effective June 1, 2010, the name of the subadviser for the ING Van Kampen Comstock Portfolio and ING Van
Kampen Growth and Income Portfolio changed from Morgan Stanley Investment Management, Inc. (d/b/a Van
Kampen) to Invesco Advisors, Inc.

2.	Effective on or about June 14, 2010, ING Wells Fargo Omega Growth Portfolio will change its name to ING
Large Cap Growth Portfolio and ING Investment Management Co. will replace Wells Capital Management Inc.
as the subadviser. Accordingly, all references to ING Wells Fargo Omega Growth Portfolio in the Contract
Prospectus are hereby deleted and replaced with ING Large Cap Growth Portfolio.

3.	Effective as of the dates noted above, the information for the funds referenced above appearing in the Contract
Prospectus under Appendix II–Description of Underlying Funds, and in the Contract Prospectus Summary
under Appendix IV–Description of Underlying Funds is hereby deleted and replaced with the following:

Fund Name and
	Investment Adviser/Subadviser	Investment Objective(s)
	ING Investors Trust – ING Large Cap Growth	Seeks long-term capital growth.
Portfolio (formerly, ING Wells Fargo Omega
Growth Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

	ING Partners, Inc. – ING Van Kampen Comstock	Seeks capital growth and income.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

	ING Partners, Inc. – ING Van Kampen Growth	Seeks long-term growth of capital and income.
and Income Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.134760-10B		June 2010